Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Issued share capital [member]	Share premium account [member]	Treasury Shares/Own Shares [member]	Other reserves [member]	Foreign currency translation reserve [member]	Retained earnings [member]	Total [member]		Non-controlling interests [member]
Beginning balance at Dec. 31, 2018	$ 18,952	$ 353	$ 7,493	$ (920)	$ 378	$ (659)	$ 11,705	$ 18,350		$ 602
Group profit for the financial year	1,738						1,717	1,717		21
Other comprehensive income	472					457		457		15
Total comprehensive income for the financial year	2,210					457	1,717	2,174		36
Share-based payment expense	86			0	86			86
Shares acquired by CRH plc (Treasury Shares)	(886)			(886)				(886)
Treasury Shares/own shares reissued				42			(42)
Shares acquired by Employee Benefit Trust (own shares)	(68)			(68)				(68)
Shares distributed under the Performance Share Plan Awards				70	(70)
Cancellation of Treasury Shares		(17)		1,402	17		(1,402)
Tax relating to share-based payment expense	11						11	11
Share option exercises	22						22	22
Dividends	(663)						(652)	(652)	[1]	(11)
Disposal of non-controlling interests	(9)									(9)
Non-controlling interests arising on acquisition of subsidiaries	1									1
Transactions involving non-controlling interests	(21)						(9)	(9)		(12)
Ending balance at Dec. 31, 2019	19,635	336	7,493	(360)	411	(202)	11,350	19,028		607
Group profit for the financial year	1,165						1,122	1,122		43
Other comprehensive income	425					408	(15)	393		32
Total comprehensive income for the financial year	1,590					408	1,107	1,515		75
Share-based payment expense	96				96			96
Shares acquired by CRH plc (Treasury Shares)	(220)			(220)				(220)
Treasury Shares/own shares reissued				8			(8)
Shares acquired by Employee Benefit Trust (own shares)	(29)			(29)				(29)
Shares distributed under the Performance Share Plan Awards				65	(65)
Cancellation of Treasury Shares		(2)		150	2		(150)
Tax relating to share-based payment expense	1						1	1
Share option exercises	6						6	6
Dividends	(725)						(710)	(710)	[1]	(15)
Disposal of non-controlling interests	(6)									(6)
Transactions involving non-controlling interests							(31)	(31)		31
Ending balance at Dec. 31, 2020	20,348	334	7,493	(386)	444	206	11,565	19,656		692
Group profit for the financial year	2,621						2,565	2,565		56
Other comprehensive income	(84)					(303)	254	(49)		(35)
Total comprehensive income for the financial year	2,537					(303)	2,819	2,516		21
Share-based payment expense	110				110			110
Shares acquired by CRH plc (Treasury Shares)	(1,161)			(880)			(281)	(1,161)
Treasury Shares/own shares reissued				19			(19)
Shares acquired by Employee Benefit Trust (own shares)	(16)			(16)				(16)
Shares distributed under the Performance Share Plan Awards				117	(117)
Reduction in Share Premium			$ (7,493)				7,493
Cancellation Of Income Shares		(16)					16
Cancellation of Treasury Shares		(8)		951	8		(951)
Tax relating to share-based payment expense	24						24	24
Share option exercises	13						13	13
Dividends	(941)						(909)	(909)	[1]	(32)
Ending balance at Dec. 31, 2021	$ 20,914	$ 310		$ (195)	$ 445	$ (97)	$ 19,770	$ 20,233		$ 681

[1]	In 2021 the 5% Cumulative Preference Shares paid a dividend of €3,175 (2020: €3,175; 2019: €3,175) and the 7% ‘A’ Cumulative Preference Shares paid a dividend of €77,521 (2020: €77,521; 2019: €77,521).